Income Taxes (Details) - Schedule of Effective Income Tax Rate Reconciliation ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Schedule of Effective Income Tax Rate Reconciliation [Abstract]
Income from continuing operations before income taxes, share of income of affiliates, net		¥ 362,302	$ 55,526	¥ 560,925	¥ 667,213
PRC statutory tax rate		25.00%	25.00%	25.00%	25.00%
Income tax at statutory tax rate		¥ 90,576		¥ 140,231	¥ 166,803
Expenses not deductible for tax purposes:
—Entertainment		2,428		2,516	1,358
—Other		202		730	1,079
Effect of tax holidays on concessionary rates granted to PRC subsidiaries		(18,114)		(36,527)	(8,307)
Effect of different tax rates of subsidiaries operating in other jurisdictions		2,732
Change in valuation allowance		(3,355)		5,987	6,583
Deferred income tax for dividend distribution		18,483		49,267	53,702
Effect of non-taxable income	[1]	(13,648)		(13,422)
Other		4,083		(4,966)	3,368
Income tax expense		¥ 83,387	$ 12,780	¥ 143,816	¥ 224,586

[1]	The effect of non-taxable income represents an income tax exemption according to the Notice (Cai Shui [2002] No. 128) promulgated by the State Administration of Taxation and Ministry of Finance in China on dividend income derived from a purchased open-end securities investment fund product that the Group recorded as short term investment.